Cover	Sep. 20, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Entity File Number	001-39523
Entity Registrant Name	North Mountain Merger Corp.
Entity Central Index Key	0001819157
Entity Tax Identification Number	85-1960216
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	646
Local Phone Number	446-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	NMMCU
Security Exchange Name	NASDAQ
Shares of Class A common stock
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	NMMC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	NMMCW
Security Exchange Name	NASDAQ